Jun-29-04 15:15 From- T-208 P.003/004 F-676

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-32243

04032838

NYSE

June 29, 2004

RECD S.E.C.
JUN 29 2004
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Domino's Pizza, Inc., Common Stock, par value $.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on June 29, 2004. Tentative listing date – July 12, 2004.

PROCESSED
JUL 20 2004
THOMSON FINANCIAL

Sincerely,

Paras Madho